Summary of Significant Accounting Policies Significant Accounting Policy (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Inventory Valuation Reserves			$ 22	$ 4
Research and development expenses	$ 13	$ 63	$ 64	65
Concentration Risk, Supplier			.1
Restructuring Charges	$ 5	20	$ 4	15
Allowance for Doubtful Accounts Receivable		$ 0
Other Cash Equivalents, at Carrying Value			$ 3	$ 5